Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
2013	¥ 310,483
2014	135,487
2015	209,814
2016	77,391
2017	97,419
Later years	242,115
Total	¥ 1,072,709	¥ 921,849